Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
CONTINUING OPERATIONS:
REVENUES (Note 4)	$ 581	$ 1,062
COST OF REVENUES	259	699
GROSS PROFIT	322	363
OPERATING EXPENSES:
Salaries and salary related costs, including non-cash share-based compensation of $2,124 and $2,722 for 2020 and 2019, respectively (Note 11)	3,668	4,848
Professional fees and consulting, including non-cash share-based compensation of $1,692 and $405 for 2020 and 2019, respectively (Note 11)	2,333	1,315
Other selling, general and administrative	1,370	1,671
Depreciation, amortization, and impairment	286	3,357
Research and development	2,472	3,320
Total operating expenses	10,129	14,511
Loss from continuing operations before other expenses	(9,807)	(14,148)
OTHER INCOME (EXPENSE):
Change in fair value of derivative liabilities	(369)	3,160
Loss on exchange of warrants for common stock	(2,099)
Gain on conversion of credit facility	541
Gain on sale of equipment	17
Interest expense, net of interest income	(422)	(417)
Total other income	(2,332)	2,743
LOSS FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(12,139)	(11,405)
DISCONTINUED OPERATIONS:
Loss from discontinued operations		(2,300)
Gain on disposal of discontinued operations	2	57
Total discontinued operations	2	(2,243)
PROVISION FOR INCOME TAXES		(2)
NET LOSS	$ (12,137)	$ (13,650)
NET LOSS PER SHARE
Basic and diluted: Continuing operations	$ (0.18)	$ (0.23)
Discontinued operations	(0.00)	(0.04)
Total	$ (0.18)	$ (0.27)
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic and diluted	64,054	51,010